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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2003.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

  Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  Hemenway & Barnes         60 State Street      Boston,         MA       02109
--------------------------------------------------------------------------------
Business Address                (Street)         (City)        (State)    (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------     ATTENTION     -------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2004.

                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                               13F File No.:           Name:                           13F File No.:
1. Timothy F. Fidgeon               28-06165                6.
-------------------------------     ------------------      --------------------------      ----------------
2. Roy A. Hammer                    28-5798                 7.
-------------------------------     ------------------      --------------------------      ----------------
3. Lawrence T. Perera               28-06167                8.
-------------------------------     ------------------      --------------------------      ----------------
4. Kurt F. Somerville (32)*         28-10379                9.
-------------------------------     ------------------      --------------------------      ----------------
5.                                                          10.
-------------------------------     ------------------      --------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                              PAGE: 1
AS OF: DECEMBER 31, 2003                                  FORM 13F                SEC FILE # MICHAEL J. PUZO\28-06165

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
ABBOTT LABS          COMMON STOCK    002824100      318045          6825            xx                      6825

AMERICAN             COMMON STOCK    026874107      222966          3364            xx                      1400
INTERNATIONAL                                                                       xx     32               1964
GROUP INC.

AMGEN INC.           COMMON STOCK    031162100     2052293         33214            xx                     20314
                                                                                    xx     32              12900
ANALOG DEVICES,
INC.                 COMMON STOCK    032654105     1077340         23600            xx                     16100
                                                                                    xx     32               7500
AUTOMATIC DATA
PROCESSING           COMMON STOCK    053015103     1957130         49410            xx                     29010
                                                                                    xx     32              20400

AVERY DENNISON
CORP.                COMMON STOCK    053611109     1179221         21050            xx                     12350
                                                                                    xx     32               8700
AVON PRODUCTS
INC.                 COMMON STOCK    054303102      877370         13000            xx                     13000

B P PLC ADR          COMMON STOCK    055622104     2734878         55418            xx                     32429
                                                                                    xx     32              22989

BEA SYSTEMS INC.     CORPORATE       073325AD4      923450        920000            xx                    775000
                     BONDS                                                          xx     32             145000

BERKSHIRE
HATHAWAY INC.        CLASS B         084670207      793830           282            xx                       240
                                                                                    xx     32                 42

BRISTOL-MYERS        COMMON STOCK    110122108      845988         29580            xx                     14900
SQUIBB CO.                                                                          xx     32              14680

CANADIAN             COMMON STOCK    136375102      858077         13560            xx                      9660
NATIONAL                                                                            xx     32               3900
RAILWAY CO.

                                                                                                              PAGE: 2
AS OF: DECEMBER 31, 2003                                  FORM 13F                SEC FILE # MICHAEL J. PUZO\28-06165

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
CISCO SYS INC.       COMMON STOCK    17275R102      756121        31206             xx                     11206
                                                                                    xx     32              20000

COCA COLA CO.        COMMON STOCK    191216100      230913         4550             xx                      2450
                                                                                    xx     32               2100
COLGATE
PALMOLIVE CO.        COMMON STOCK    194162103      351101         7015             xx                      4000
                                                                                    xx     32               3015

WALT DISNEY          COMMON STOCK    254687106      238946        10242             xx                      6042
COMPANY                                                                             xx     32               4200

DOW CHEMICAL CO.     COMMON STOCK    260543103      293318         7056             xx                      5256
                                                                                    xx     32               1800

DOW JONES & CO.      COMMON STOCK    260561105     2357905        47300             xx                     46900
INC.                                                                                xx     32                400

DOW JONES & CO.      CLASS B         260561204     1168983        23450             xx                     23450
INC.                 (RESTRICTED)

E I DU PONT DE       COMMON STOCK    263534109      347433         7571             xx                      2827
NEMOURS & CO.                                                                       xx     32               4744

E M C CORP.          COMMON STOCK    268648102      957617        74119             xx                     45619
                                                                                    xx     32              28500

EMERSON ELECTRIC     COMMON STOCK    291011104     1690299        26105             xx                     16505
CO.                                                                                 xx     32               9600

ENCANA CORP.         COMMON STOCK    292505104      927826        23525             xx                     15525
                                                                                    xx     32               8000

EXXON MOBIL          COMMON STOCK    30231G102     1785468        43548             xx                     20800
CORP.                                                                               xx     32              22748

                                                                                                              PAGE: 3

AS OF: DECEMBER 31, 2003                                  FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
FUEL CELL ENERGY     COMMON STOCK    35952H106      287091         22050            xx                     13650
INC.                                                                                xx       32             8400

GENERAL ELECTRIC     COMMON STOCK    369604103     2351320         75898            xx                     45098
CO.                                                                                 xx       32            30800

GILLETTE COMPANY     COMMON STOCK    375766102      671241         18275            xx                     18275

HELMERICH &          COMMON STOCK    423452101      291869         10450            xx                      5850
PAYNE INC.                                                                          xx       32             4600

HEWLETT-PACKARD      COMMON STOCK    428236103      437854         19062            xx                      5900
CO.                                                                                 xx       32            13162

INTEL                COMMON STOCK    458140100     4199351        131025            xx                     83807
CORPORATION                                                                         xx       32            47218

IVAX CORP            CORPORATE       465823AG7     1560450       1545000            xx                   1060000
                     BONDS                                                          xx       32           485000

JEFFERSON-PILOT      COMMON STOCK    475070108     2988350         59000            xx                     35079
CORP.                                                                               xx       32            23921

JOHNSON &            COMMON STOCK    478160104     3468297         67137            xx                     41507
JOHNSON                                                                             xx       32            25630

KOPIN                COMMON STOCK    500600101      399916         59600            xx                     38400
                                                                                    xx       32            21200

ELI LILLY & CO.      COMMON STOCK    532457108      309452          4400            xx                      1600
                                                                                    xx       32             2800

MERCK & CO. INC.     COMMON STOCK    589331107     2059134         44570            xx                     26470
                                                                                    xx       32            18100

                                                                                                              PAGE: 4

AS OF: DECEMBER 31, 2003                                  FORM 13F                 SEC FILE # MICHAEL J PUZO\28-06165

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
MICROSOFT CORP.      COMMON STOCK    594918104     1471001         53745            xx                     17145
                                                                                    xx       32            36600

NOKIA CORP. ADR A    COMMON STOCK    654902204      486625         28625            xx                     20225
                                                                                    xx       32             8400

ORACLE CORP          COMMON STOCK    68389X105      185882         14050            xx                      7150
                                                                                    xx       32             6900

PEPSICO INC.         COMMON STOCK    713448108     1012307         21714            xx                      8014
                                                                                    xx       32            13700

PFIZER INC.          COMMON STOCK    717081103      522425         14787            xx                      8100
                                                                                    xx       32             6687

PROCTER & GAMBLE     COMMON STOCK    742718109     1127346         11287            xx                      5187
CO.                                                                                 xx       32             6100

SCHLUMBERGER         COMMON STOCK    806857108      257184          4700            xx                      2500
LTD                                                                                 xx       32             2200

J M SMUCKER CO       COMMON STOCK    832696405      906932         20025            xx                     12825
NEW                                                                                 xx       32             7200

SNAP ON INC          COMMON STOCK    833034101      509392         15800            xx                     11600
                                                                                    xx       32             4200

STATE STREET         COMMON STOCK    857477103      473824          9098            xx                      6098
CORP.                                                                               xx       32             3000

3 M COMPANY          COMMON STOCK    88579Y101     2504644         29456            xx                     15250
                                                                                    xx       32            14206
AGGREGATE TOTAL:                                53,428,405